Document and Entity Information	9 Months Ended
Sep. 30, 2011
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Trading Symbol	RMCP
Entity Registrant Name	REVOLUTIONS MEDICAL CORP
Entity Central Index Key	0001041009
Entity Filer Category	Smaller Reporting Company